Consolidated Statements of Operation and Comprehensive Loss		12 Months Ended
	Oct. 11, 2022 HKD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares
Revenues		$ 12,354,572	$ 1,590,178		$ 8,689,749
Cost of revenue		(5,896,520)	(758,951)		(5,843,677)
Gross profit		6,458,052	831,227		2,846,072
Operating expenses:
Listing expenses		(1,078,047)	(138,757)		(2,373,596)
Selling, general and administrative expenses		(11,633,687)	(1,497,392)		(7,226,779)
Total operating expenses		(12,711,734)	(1,636,149)		(9,600,375)
Loss from operations		(6,253,682)	(804,922)		(6,754,303)
Other income:
Other income, net		868,075	111,732		93,938
Interest expense, net		(102,158)	(13,149)		(74,587)
Total other income, net		765,917	98,583		19,351
Loss before tax expense		(5,487,765)	(706,339)		(6,734,952)
Income tax expense					(252,408)
Net and total comprehensive loss		$ (5,487,765)	$ (706,339)		$ (6,987,360)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share and Dollars per share) | (per share)					$ (1)
Diluted (in Dollars per share and Dollars per share) | (per share)					$ (6)
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares) | shares		15,262,500	15,262,500		13,250,000
Diluted (in Shares) | shares		14,933,987	14,933,987		1,169,808
Predecessor
Revenues						$ 4,421,208
Cost of revenue						(3,419,035)
Gross profit						1,002,173
Operating expenses:
Listing expenses
Selling, general and administrative expenses	(173,188)					(3,716,233)
Total operating expenses	(173,188)					(3,716,233)
Loss from operations	(173,188)					(2,714,060)
Other income:
Other income, net	16,801					210,450
Interest expense, net						(86,621)
Total other income, net	16,801					123,829
Loss before tax expense	(156,387)					(2,590,231)
Income tax expense						(73,323)
Net and total comprehensive loss	$ (156,387)				$ (156,387)	$ (2,663,554)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share and Dollars per share) | $ / shares	$ (8)					$ (133)
Diluted (in Dollars per share and Dollars per share) | $ / shares
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares) | shares	20,000					20,000
Diluted (in Shares) | shares
Successor
Revenues				$ 8,689,749
Cost of revenue				(5,843,677)
Gross profit				2,846,072
Operating expenses:
Listing expenses				(2,373,596)
Selling, general and administrative expenses				(7,053,591)
Total operating expenses				(9,427,187)
Loss from operations				(6,581,115)
Other income:
Other income, net				77,137
Interest expense, net				(74,587)
Total other income, net				2,550
Loss before tax expense				(6,578,565)
Income tax expense				(252,408)
Net and total comprehensive loss				$ (6,830,973)	$ (6,830,973)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share and Dollars per share) | $ / shares				$ (1)
Diluted (in Dollars per share and Dollars per share) | $ / shares				$ (6)
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares) | shares				13,250,000
Diluted (in Shares) | shares				1,169,808